Segmented Information - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Segment Reporting [Abstract]
Related party transactions	$ 0	$ 0	$ 0	$ 0
Inter-segment loans	$ 0		$ 0		$ 0